Business Segment Information	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Business Segment Information
Business Segment Information

Note 9—Business Segment Information:

The Company defines its reportable segments based on the way the chief operating decision maker (CODM), currently its chief executive officer, manages the operations of the Company for purposes of allocating resources and assessing performance.

Prior to February 1, 2011, the CODM managed the Company's operations at the business unit level, each of which reported to one of several operating groups. The Company's business units were aggregated into reportable segments, Government and Commercial, based on the nature of the customers served, contractual requirements and the regulatory environment governing the business unit's operations. The Company also had a Corporate and Other segment.

Effective February 1, 2011, the Company further aligned its operations within the maturing group structure that is better organized around the markets served and the nature of products and services provided to customers in those markets. Coincident with the completion of this organizational alignment, the CODM commenced management of the Company's operations at the group level for purposes of allocating resources and assessing performance. As a result of this change, the Company redefined its reportable segments into the following: Defense Solutions; Health, Energy and Civil Solutions; Intelligence and Cybersecurity Solutions; and Corporate and Other. The Intelligence and Cybersecurity Solutions reportable segment represents the aggregation of the Intelligence, Surveillance, and Reconnaissance group and Cyber and Information Solutions business unit, which reports directly to the CODM, because they share similar economic characteristics, and similarities in the nature of products and services provided, methods of service delivery, customers served and the regulatory environment in which they operate.

Defense Solutions provides systems engineering and specialized technical services and solutions in support of command and control, communications, modeling and simulation, logistics, readiness and sustainment and network operations to a broad customer base within the defense industry. Defense Solutions helps design and implement advanced, networked command and control systems to enable U.S. and allied defense customers to plan, direct, coordinate and control forces and operations at strategic, operational and tactical levels. Defense Solutions also provides a wide range of logistics and product support solutions, including supply chain management, demand forecasting, distribution, maintenance and training services, to enhance the readiness and operational capability of U.S. military personnel and their weapons and support systems. Major customers of Defense Solutions include most branches of the U.S. military.

Health, Energy and Civil Solutions provides services and solutions in the areas of critical infrastructure, homeland security, safety and mission assurance, training, environmental assessments and restoration, engineering design, construction and sophisticated IT services across a broad customer base. These services and solutions range from design and construction services, energy renewables and energy distribution/smart-grid, to healthcare IT and engineering, health infrastructure, biomedical support and research. Health, Energy and Civil Solutions also provides integrated security solutions and training expertise in the detection of chemical, biological, radiological, nuclear and explosive threats and designs and develops products and applied technologies that aid anti-terrorism and homeland security efforts, including border, port and security inspection systems and checked baggage explosive detection systems. Major customers of Health, Energy and Civil Solutions primarily include the U.S. federal government, foreign governments, state and local governmental agencies and commercial enterprises in various industries.

Intelligence and Cybersecurity Solutions provides systems and services focused on intelligence, surveillance, reconnaissance and cybersecurity across a broad spectrum of national security programs. Intelligence and Cybersecurity Solutions provides quick reaction, manned and unmanned airborne, maritime, space and ground-based surveillance systems which leverage an understanding of the underlying physics and operating in space, weight and power-constrained environments. Intelligence and Cybersecurity Solutions also provides intelligence processing, exploitation, and dissemination solutions, including systems designed to optimize decision-making in high rate, large volume, and complex data environments. Intelligence and Cybersecurity Solutions provides cybersecurity technology solutions, analytics and forensics, and products that protect data, applications, and modern information technology infrastructures from advanced and persistent threats as well as mission support in the geospatial, intelligence analysis, technical operations, and linguistics domains. Major customers of Intelligence and Cybersecurity Solutions include the national and military intelligence agencies, and other federal, civilian and commercial customers in the national security complex.

Corporate and Other includes the operations of our internal real estate management subsidiary, various corporate activities, certain corporate expense items that are not reimbursed by the Company's U.S. Government customers and certain revenue and expense items excluded from the CODM's evaluation of a reportable segment's performance.

The interim business segment information for the periods presented, with the prior year period recast to give effect to the change in reportable segments and for discontinued operations was as follows:

	Six Months Ended July 31
	2011	2010
	(in millions)
Revenues:
Defense Solutions	$2,222	$2,269
Health, Energy and Civil Solutions	1,336	1,377
Intelligence and Cybersecurity Solutions	1,727	1,677
Corporate and Other	1	56
Intersegment elimination	(2)	(3)

Total revenues	$5,284	$5,376

Operating income (loss):
Defense Solutions	$178	$177
Health, Energy and Civil Solutions	117	127
Intelligence and Cybersecurity Solutions	159	131
Corporate and Other	(15)	43

Total operating income	$439	$478

Asset information by segment is not a key measure of performance used by the CODM. Interest income, interest expense and provision for income taxes, as reported in the condensed consolidated financial statements, are not part of operating income and are primarily recorded at the corporate level.

Note 17—Business Segment Information:

The Company defines its reportable segments based on the way the chief operating decision maker (CODM), currently its chief executive officer, manages the operations of the Company for purposes of allocating resources and assessing performance.

Prior to February 1, 2011, the CODM managed the Company's operations at the business unit level, each of which reported to one of several operating groups. The Company's business units were aggregated into reportable segments, Government and Commercial, based on the nature of the customers served, contractual requirements and the regulatory environment governing the business unit's operations. The Company also had a Corporate and Other segment.

Effective February 1, 2011, the Company further aligned its operations within the maturing group structure that is better organized around the markets served and the nature of products and services provided to customers in those markets. Coincident with the completion of this organizational alignment, the CODM commenced management of the Company's operations at the group level for purposes of allocating resources and assessing performance. As a result of this change, the Company redefined its reportable segments into the following: Defense Solutions; Health, Energy and Civil Solutions; Intelligence and Cybersecurity Solutions; and Corporate and Other. The Intelligence and Cybersecurity Solutions reportable segment represents the aggregation of the Intelligence, Surveillance, and Reconnaissance group and Cyber and Information Solutions business unit, which reports directly to the CODM, because they share similar economic characteristics, and similarities in the nature of products and services provided, methods of service delivery, customers served and the regulatory environment in which they operate.

Defense Solutions provides systems engineering and specialized technical services and solutions in support of command and control, communications, modeling and simulation, logistics, readiness and sustainment and network operations to a broad customer base within the defense industry. Defense Solutions helps design and implement advanced, networked command and control systems to enable U.S. and allied defense customers to plan, direct, coordinate and control forces and operations at strategic, operational and tactical levels. Defense Solutions also provides a wide range of logistics and product support solutions, including supply chain management, demand forecasting, distribution, maintenance and training services, to enhance the readiness and operational capability of U.S. military personnel and their weapons and support systems. Major customers of Defense Solutions include most branches of the U.S. military.

Health, Energy and Civil Solutions provides services and solutions in the areas of critical infrastructure, homeland security, safety and mission assurance, training, environmental assessments and restoration, engineering design, construction and sophisticated IT services across a broad customer base. These services and solutions range from design and construction services, energy renewables and energy distribution/smart-grid, to healthcare IT and engineering, health infrastructure, biomedical support and research. Health, Energy and Civil Solutions also provides integrated security solutions and training expertise in the detection of chemical, biological, radiological, nuclear and explosive threats and designs and develops products and applied technologies that aid anti-terrorism and homeland security efforts, including border, port and security inspection systems and checked baggage explosive detection systems. Major customers of Health, Energy and Civil Solutions primarily include the U.S. federal government, foreign governments, state and local governmental agencies and commercial enterprises in various industries.

Intelligence and Cybersecurity Solutions provides systems and services focused on intelligence, surveillance, reconnaissance and cybersecurity across a broad spectrum of national security programs. Intelligence and Cybersecurity Solutions provides quick reaction, manned and unmanned airborne, maritime, space and ground-based surveillance systems which leverage an understanding of the underlying physics and operating in space, weight and power-constrained environments. Intelligence and Cybersecurity Solutions also provides intelligence processing, exploitation, and dissemination solutions, including systems designed to optimize decision-making in high rate, large volume, and complex data environments. Intelligence and Cybersecurity Solutions provides cybersecurity technology solutions, analytics and forensics, and products that protect data, applications, and modern information technology infrastructures from advanced and persistent threats as well as mission support in the geospatial, intelligence analysis, technical operations, and linguistics domains. Major customers of Intelligence and Cybersecurity Solutions include the national and military intelligence agencies, and other federal, civilian and commercial customers in the national security complex.

Corporate and Other includes the operations of the Company's internal real estate management subsidiary, various corporate activities, certain corporate expense items that are not reimbursed by the Company's U.S. Government customers and certain revenue and expense items excluded from the CODM's evaluation of a reportable segment's performance.

The business segment information for the periods presented, with all periods recast to give effect to the change in reportable segments and for discontinued operations was as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Revenues:
Defense Solutions	$4,657	$4,518	$4,035
Health, Energy and Civil Solutions	2,792	2,848	2,591
Intelligence and Cybersecurity Solutions	3,421	3,216	3,147
Corporate and Other	58	4	(2)
Intersegment elimination	(7)	(6)	(3)

Total revenues	$10,921	$10,580	$9,768

Operating income (loss):
Defense Solutions	$380	$355	$317
Health, Energy and Civil Solutions	258	236	213
Intelligence and Cybersecurity Solutions	288	281	261
Corporate and Other	21	(36)	(44)

Total operating income	$947	$836	$747

Amortization of intangible assets:
Defense Solutions	$7	$12	$12
Health, Energy and Civil Solutions	16	8	9
Intelligence and Cybersecurity Solutions	17	6	9

Total amortization of intangible assets	$40	$26	$30

Asset information by segment is not a key measure of performance used by the CODM. Interest income, interest expense and provision for income taxes, as reported in the consolidated financial statements, are not part of operating income and are primarily recorded at the corporate level. Under U.S. Government Cost Accounting Standards, indirect costs including depreciation expense are collected in numerous indirect cost pools which are then collectively allocated out to the Company's reportable segments based on a representative causal or beneficial relationship of the costs in the pool to the costs in the base. While depreciation expense is a component of the allocated costs, the allocation process precludes depreciation expense from being specifically identified by the Company's individual reportable segments. For this reason, depreciation expense by reportable segment has not been reported above.

Substantially all of the Company's revenues and tangible long-lived assets are generated by or owned by entities located in the United States. As such, the financial information by geographic location is not presented.

The Company's total revenues are largely attributable to prime contracts with the U.S. Government or to subcontracts with other contractors engaged in work for the U.S. Government. The percentages of total revenues for the U.S. Government, its agencies and other customers comprising more than 10% of total revenues for the years presented were as follows:

	Year Ended January 31
	2011	2010	2009
U.S. Government	91%	91%	91%
U.S. Army	23%	24%	25%
U.S. Navy	13%	13%	12%